Intangible assets	6 Months Ended
Jun. 30, 2025
Intangible assets and goodwill [abstract]
Intangible assets

Note 9. Intangible assets

A summary of the intangible assets as at June 30, 2025 and December 31, 2024 is as follows:

	Goodwill	Capitalized software	Other intangible assets	Ongoing development costs	Total
Cost
At December 31, 2024	107,241	14,673	8,017	1,213	131,144
Additions	—	(24)	493	419	888
Reclassification	—	—	112	(112)	—
Exchange differences	17,343	2,369	1,178	194	21,084
At June 30, 2025	124,584	17,018	9,800	1,714	153,116
Accumulated amortization
At December 31, 2024	—	(10,083)	(4,853)	—	(14,936)
Amortization charge	—	(1,188)	(891)	—	(2,079)
Exchange differences	—	(1,718)	(755)	—	(2,473)
At June 30, 2025	—	(12,989)	(6,499)	—	(19,488)
Cost, net accumulated amortization
At December 31, 2024	107,241	4,590	3,164	1,213	116,208
At June 30, 2025	124,584	4,029	3,301	1,714	133,628

Amortization expense for the three months ended June 30, 2025 was $1.1 million (2024: $1.1 million). Amortization expense for the six months ended June 30, 2025 was $2.1 million (2024: $2.1 million).